UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-05346)

Exact name of registrant as specified in charter:	Putnam Variable Trust

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Robert T. Burns, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	Bryan Chegwidden, Esq. Ropes & Gray LLP 1211 Avenue of the Americas New York, New York 10036

Registrant's telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	December 31, 2018

Date of reporting period:	March 31, 2018

Item 1. Schedule of Investments:

Putnam VT High Yield Fund

The fund's portfolio
3/31/18 (Unaudited)

CORPORATE BONDS AND NOTES (88.3%)(a)
			Principal amount	Value

Advertising and marketing services (0.4%)

Lions Gate Entertainment Corp. 144A sr. unsec. unsub. notes 5.875%, 11/1/24			$485,000	$503,188

Outfront Media Capital, LLC/Outfront Media Capital Corp. company guaranty sr. unsec. sub. notes 5.875%, 3/15/25			145,000	146,994

Outfront Media Capital, LLC/Outfront Media Capital Corp. company guaranty sr. unsec. sub. notes 5.625%, 2/15/24			250,000	250,313

				900,495
Automotive (0.2%)

Navistar International Corp. 144A sr. unsec. notes 6.625%, 11/1/25			510,000	510,000

				510,000
Broadcasting (2.6%)

CBS Radio, Inc. 144A company guaranty sr. unsec. notes 7.25%, 11/1/24			635,000	646,906

Clear Channel Worldwide Holdings, Inc. company guaranty sr. unsec. sub. notes 7.625%, 3/15/20			295,000	294,263

Clear Channel Worldwide Holdings, Inc. company guaranty sr. unsec. unsub. notes 6.50%, 11/15/22			270,000	275,589

Gray Television, Inc. 144A company guaranty sr. unsec. notes 5.875%, 7/15/26			325,000	316,063

iHeartCommunications, Inc. company guaranty sr. notes 9.00%, 12/15/19 (In default)(NON)			575,000	453,531

Nexstar Broadcasting, Inc. 144A company guaranty sr. unsec. notes 5.625%, 8/1/24			990,000	969,903

Sinclair Television Group, Inc. 144A company guaranty sr. unsec. sub. notes 5.625%, 8/1/24			740,000	734,450

Sirius XM Radio, Inc. 144A company guaranty sr. unsec. sub. notes 6.00%, 7/15/24			320,000	329,200

Sirius XM Radio, Inc. 144A sr. unsec. bonds 5.00%, 8/1/27			660,000	621,225

Townsquare Media, Inc. 144A company guaranty sr. unsec. notes 6.50%, 4/1/23			355,000	333,700

Univision Communications, Inc. 144A company guaranty sr. sub. notes 5.125%, 2/15/25			465,000	433,613

				5,408,443
Building materials (1.3%)

American Builders & Contractors Supply Co., Inc. 144A sr. unsec. notes 5.75%, 12/15/23			405,000	415,125

Jeld-Wen, Inc. 144A company guaranty sr. unsec. notes 4.875%, 12/15/27			220,000	207,900

Jeld-Wen, Inc. 144A company guaranty sr. unsec. notes 4.625%, 12/15/25			250,000	238,125

Standard Industries, Inc. 144A sr. unsec. notes 6.00%, 10/15/25			255,000	261,375

Standard Industries, Inc. 144A sr. unsec. notes 5.375%, 11/15/24			440,000	445,500

Standard Industries, Inc. 144A sr. unsec. notes 5.00%, 2/15/27			320,000	310,621

Standard Industries, Inc. 144A sr. unsec. notes 4.75%, 1/15/28			30,000	28,229

Werner FinCo LP/Werner FinCo, Inc. 144A company guaranty sr. unsec. notes 8.75%, 7/15/25			730,000	746,425

				2,653,300
Capital goods (6.1%)

Advanced Disposal Services, Inc. 144A sr. unsec. notes 5.625%, 11/15/24			600,000	606,000

Allison Transmission, Inc. 144A company guaranty sr. unsec. notes 5.00%, 10/1/24			410,000	406,413

Allison Transmission, Inc. 144A company guaranty sr. unsec. notes 4.75%, 10/1/27			110,000	103,675

ARD Securities Finance SARL 144A sr. notes 8.75%, 1/31/23 (Luxembourg)			200,000	208,500

Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. 144A company guaranty sr. unsec. notes 7.25%, 5/15/24 (Ireland)			680,000	723,350

Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. 144A company guaranty sr. unsec. notes 6.00%, 2/15/25 (Ireland)			370,000	371,850

ATS Automation Tooling Systems, Inc. 144A sr. unsec. notes 6.50%, 6/15/23 (Canada)			295,000	308,128

Berry Global, Inc. 144A notes 4.50%, 2/15/26			155,000	146,669

Bombardier, Inc. 144A sr. unsec. notes 8.75%, 12/1/21 (Canada)			690,000	756,413

Bombardier, Inc. 144A sr. unsec. notes 7.50%, 12/1/24 (Canada)			375,000	388,125

Briggs & Stratton Corp. company guaranty sr. unsec. notes 6.875%, 12/15/20			495,000	535,838

Crown Cork & Seal Co., Inc. company guaranty sr. unsec. bonds 7.375%, 12/15/26			305,000	340,075

FXI Holdings, Inc. 144A sr. notes 7.875%, 11/1/24			450,000	440,719

Gates Global, LLC/Gates Global Co. 144A company guaranty sr. unsec. notes 6.00%, 7/15/22			345,000	350,606

GFL Environmental, Inc. 144A sr. unsec. notes 5.375%, 3/1/23 (Canada)			210,000	206,325

Great Lakes Dredge & Dock Corp. company guaranty sr. unsec. notes 8.00%, 5/15/22			595,000	609,875

Legrand France SA sr. unsec. unsub. notes 8.50%, 2/15/25 (France)			315,000	397,748

Manitowoc Foodservice, Inc. sr. unsec. notes 9.50%, 2/15/24			410,000	457,150

MasTec, Inc. company guaranty sr. unsec. unsub. notes 4.875%, 3/15/23			305,000	301,950

Oshkosh Corp. company guaranty sr. unsec. sub. notes 5.375%, 3/1/25			305,000	314,150

RBS Global, Inc./Rexnord, LLC 144A sr. unsec. notes 4.875%, 12/15/25			350,000	339,500

Tennant Co. company guaranty sr. unsec. unsub. notes 5.625%, 5/1/25			335,000	341,700

Tenneco, Inc. company guaranty sr. unsec. unsub. notes 5.375%, 12/15/24			350,000	354,375

Tenneco, Inc. company guaranty sr. unsec. unsub. notes 5.00%, 7/15/26			230,000	223,169

TI Group Automotive Systems, LLC 144A sr. unsec. notes 8.75%, 7/15/23 (United Kingdom)			188,000	197,400

Titan Acquisition, Ltd./Titan Co-Borrower, LLC. 144A sr. unsec. notes 7.75%, 4/15/26 (Canada)			850,000	847,344

TransDigm, Inc. company guaranty sr. unsec. sub. notes 6.50%, 5/15/25			170,000	171,700

TransDigm, Inc. company guaranty sr. unsec. sub. notes 6.375%, 6/15/26			760,000	765,700

Trident Merger Sub, Inc. 144A sr. unsec. notes 6.625%, 11/1/25			380,000	370,975

Wabash National Corp. 144A company guaranty sr. unsec. notes 5.50%, 10/1/25			220,000	214,500

Waste Pro USA, Inc. 144A sr. unsec. notes 5.50%, 2/15/26			315,000	311,063

Wrangler Buyer Corp. 144A sr. unsec. notes 6.00%, 10/1/25			565,000	555,113

				12,666,098
Chemicals (3.8%)

A Schulman, Inc. company guaranty sr. unsec. unsub. notes 6.875%, 6/1/23			210,000	221,550

Alpha 3 BV/Alpha US Bidco, Inc. 144A company guaranty sr. unsec. notes 6.25%, 2/1/25 (Netherlands)			600,000	607,500

Axalta Coating Systems, LLC 144A company guaranty sr. unsec. unsub. notes 4.875%, 8/15/24			235,000	235,881

CF Industries, Inc. company guaranty sr. unsec. bonds 4.95%, 6/1/43			425,000	370,813

Chemours Co. (The) company guaranty sr. unsec. notes 5.375%, 5/15/27			235,000	235,588

Chemours Co. (The) company guaranty sr. unsec. unsub. notes 7.00%, 5/15/25			345,000	372,600

Compass Minerals International, Inc. 144A company guaranty sr. unsec. notes 4.875%, 7/15/24			690,000	676,200

Cornerstone Chemical Co. 144A company guaranty sr. notes 6.75%, 8/15/24			560,000	557,032

GCP Applied Technologies, Inc. 144A company guaranty sr. unsec. notes 9.50%, 2/1/23			585,000	644,027

GCP Applied Technologies, Inc. 144A sr. unsec. notes 5.50%, 4/15/26			325,000	324,188

Ingevity Corp. 144A sr. unsec. notes 4.50%, 2/1/26			395,000	380,188

Kraton Polymers, LLC/Kraton Polymers Capital Corp. 144A company guaranty sr. unsec. notes 10.50%, 4/15/23			205,000	227,550

Kraton Polymers, LLC/Kraton Polymers Capital Corp. 144A company guaranty sr. unsec. notes 7.00%, 4/15/25			255,000	263,925

NOVA Chemicals Corp. 144A sr. unsec. bonds 5.25%, 6/1/27 (Canada)			348,000	330,600

NOVA Chemicals Corp. 144A sr. unsec. notes 4.875%, 6/1/24 (Canada)			272,000	260,440

Platform Specialty Products Corp. 144A company guaranty sr. unsec. notes 5.875%, 12/1/25			760,000	742,900

Trinseo Materials Operating SCA/Trinseo Materials Finance, Inc. 144A sr. unsec. notes 5.375%, 9/1/25 (Luxembourg)			300,000	294,750

Tronox Finance PLC 144A company guaranty sr. unsec. notes 5.75%, 10/1/25 (United Kingdom)			165,000	160,463

Tronox, Inc. 144A company guaranty sr. unsec. notes 6.50%, 4/15/26			325,000	325,000

Univar USA, Inc. 144A company guaranty sr. unsec. notes 6.75%, 7/15/23			380,000	391,875

WR Grace & Co.- Conn. 144A company guaranty sr. unsec. notes 5.625%, 10/1/24			295,000	303,850

				7,926,920
Coal (0.1%)

Murray Energy Corp. 144A notes 11.25%, 4/15/21			440,000	165,000

				165,000
Commercial and consumer services (1.0%)

Gartner, Inc. 144A company guaranty sr. unsec. notes 5.125%, 4/1/25			370,000	370,000

GW Honos Security Corp. 144A company guaranty sr. unsec. notes 8.75%, 5/15/25 (Canada)			525,000	549,938

IHS Markit, Ltd. 144A company guaranty notes 4.75%, 2/15/25 (United Kingdom)			500,000	502,500

IHS Markit, Ltd. 144A company guaranty sr. unsec. notes 4.00%, 3/1/26 (United Kingdom)			95,000	91,438

Sabre GLBL, Inc. 144A company guaranty sr. notes 5.375%, 4/15/23			535,000	539,681

				2,053,557
Communication services (9.7%)

Altice Finco SA 144A company guaranty sr. unsec. unsub. notes 7.625%, 2/15/25 (Luxembourg)			600,000	591,750

Altice Luxembourg SA 144A company guaranty sr. unsec. notes 7.75%, 5/15/22 (Luxembourg)			1,090,000	1,010,975

Cablevision Systems Corp. sr. unsec. unsub. notes 8.00%, 4/15/20			75,000	79,078

CCO Holdings, LLC/CCO Holdings Capital Corp. 144A company guaranty sr. unsec. bonds 5.50%, 5/1/26			450,000	440,438

CCO Holdings, LLC/CCO Holdings Capital Corp. 144A company guaranty sr. unsec. notes 5.875%, 4/1/24			1,210,000	1,228,150

CCO Holdings, LLC/CCO Holdings Capital Corp. 144A sr. unsec. notes 5.75%, 2/15/26			215,000	213,927

CCO Holdings, LLC/CCO Holdings Capital Corp. 144A sr. unsec. unsub. notes 5.125%, 5/1/23			155,000	155,194

Cequel Communications Holdings I, LLC/Cequel Capital Corp. 144A sr. sub. notes 7.75%, 7/15/25			505,000	534,038

Cequel Communications Holdings I, LLC/Cequel Capital Corp. 144A sr. unsec. notes 7.50%, 4/1/28			375,000	383,438

Cequel Communications Holdings I, LLC/Cequel Capital Corp. 144A sr. unsec. unsub. notes 5.125%, 12/15/21			425,000	424,469

Cequel Communications Holdings I, LLC/Cequel Capital Corp. 144A sr. unsec. unsub. notes 5.125%, 12/15/21			135,000	134,494

CommScope Technologies Finance, LLC 144A sr. unsec. notes 6.00%, 6/15/25			945,000	983,273

CommScope Technologies, LLC 144A company guaranty sr. unsec. unsub. notes 5.00%, 3/15/27			330,000	313,500

CSC Holdings, LLC sr. unsec. unsub. bonds 5.25%, 6/1/24			1,085,000	1,032,106

CSC Holdings, LLC sr. unsec. unsub. notes 6.75%, 11/15/21			180,000	187,650

CSC Holdings, LLC 144A sr. unsec. unsub. notes 10.125%, 1/15/23			805,000	893,550

CSC Holdings, LLC 144A sr. unsec. unsub. notes 10.875%, 10/15/25			200,000	234,998

Digicel, Ltd. 144A company guaranty sr. unsec. notes 6.75%, 3/1/23 (Jamaica)			520,000	466,050

DISH DBS Corp. company guaranty sr. unsec. unsub. notes 5.875%, 11/15/24			315,000	280,744

Frontier Communications Corp. sr. unsec. notes 11.00%, 9/15/25			135,000	101,166

Frontier Communications Corp. sr. unsec. notes 10.50%, 9/15/22			345,000	288,534

Frontier Communications Corp. 144A company guaranty notes 8.50%, 4/1/26			530,000	512,775

Intelsat Jackson Holdings SA company guaranty sr. unsec. notes 7.50%, 4/1/21 (Bermuda)			75,000	67,922

Intelsat Jackson Holdings SA 144A sr. unsec. notes 9.75%, 7/15/25 (Bermuda)			1,030,000	960,475

Quebecor Media, Inc. sr. unsec. unsub. notes 5.75%, 1/15/23 (Canada)			110,000	113,025

SFR Group SA 144A company guaranty sr. notes 7.375%, 5/1/26 (France)			510,000	485,775

SFR Group SA 144A company guaranty sr. notes 6.00%, 5/15/22 (France)			365,000	356,331

SFR Group SA 144A sr. bonds 6.25%, 5/15/24 (France)			230,000	216,488

Sprint Capital Corp. company guaranty sr. unsec. unsub. notes 6.875%, 11/15/28			1,325,000	1,235,563

Sprint Corp. company guaranty sr. unsec. sub. notes 7.875%, 9/15/23			1,050,000	1,071,000

Sprint Corp. company guaranty sr. unsec. sub. notes 7.25%, 9/15/21			1,185,000	1,224,994

Sprint Spectrum Co., LLC/Sprint Spectrum Co. II, LLC/Sprint Spectrum Co. III, LLC 144A company guaranty sr. notes 3.36%, 9/20/21			140,000	139,125

T-Mobile USA, Inc. company guaranty sr. unsec. notes 6.625%, 4/1/23			125,000	128,875

T-Mobile USA, Inc. company guaranty sr. unsec. notes 6.375%, 3/1/25			860,000	898,700

T-Mobile USA, Inc. company guaranty sr. unsec. notes 5.375%, 4/15/27			485,000	488,638

T-Mobile USA, Inc. company guaranty sr. unsec. unsub. bonds 4.75%, 2/1/28			380,000	365,275

T-Mobile USA, Inc. company guaranty sr. unsec. unsub. notes 4.50%, 2/1/26			160,000	153,600

Unitymedia GmbH 144A company guaranty sr. notes 6.125%, 1/15/25 (Germany)			200,000	209,250

Videotron, Ltd. company guaranty sr. unsec. unsub. notes 5.00%, 7/15/22 (Canada)			480,000	487,200

Videotron, Ltd./Videotron Ltee. 144A sr. unsec. notes 5.125%, 4/15/27 (Canada)			325,000	318,500

Virgin Media Finance PLC 144A company guaranty sr. unsec. unsub. notes 5.75%, 1/15/25 (United Kingdom)			540,000	517,050

Windstream Services, LLC company guaranty sr. unsec. notes 6.375%, 8/1/23			495,000	283,388

				20,211,471
Construction (3.2%)

American Woodmark Corp. 144A company guaranty sr. unsec. notes 4.875%, 3/15/26			500,000	488,750

Beacon Escrow Corp. 144A sr. unsec. notes 4.875%, 11/1/25			500,000	476,250

Beacon Roofing Supply, Inc. company guaranty sr. unsec. unsub. notes 6.375%, 10/1/23			665,000	698,250

BMC East, LLC 144A company guaranty sr. notes 5.50%, 10/1/24			650,000	650,000

Builders FirstSource, Inc. 144A company guaranty sr. unsub. notes 5.625%, 9/1/24			650,000	653,250

Cemex Finance, LLC 144A company guaranty sr. notes 6.00%, 4/1/24 (Mexico)			615,000	633,450

Cemex SAB de CV 144A company guaranty sr. sub. notes 5.70%, 1/11/25 (Mexico)			200,000	205,000

CPG Merger Sub, LLC 144A company guaranty sr. unsec. notes 8.00%, 10/1/21			255,000	257,231

James Hardie International Finance DAC 144A sr. unsec. bonds 5.00%, 1/15/28 (Ireland)			200,000	194,000

Pisces Midco, Inc. 144A sr. notes 8.00%, 4/15/26			170,000	170,000

U.S. Concrete, Inc. company guaranty sr. unsec. unsub. notes 6.375%, 6/1/24			595,000	617,313

USG Corp. 144A company guaranty sr. unsec. bonds 4.875%, 6/1/27			505,000	510,050

USG Corp. 144A company guaranty sr. unsec. notes 5.50%, 3/1/25			335,000	349,238

Weekley Homes, LLC/Weekley Finance Corp. sr. unsec. notes 6.00%, 2/1/23			705,000	701,475

				6,604,257
Consumer (0.3%)

Spectrum Brands, Inc. company guaranty sr. unsec. notes 5.75%, 7/15/25			220,000	224,400

Spectrum Brands, Inc. company guaranty sr. unsec. unsub. notes 6.125%, 12/15/24			300,000	309,000

				533,400
Consumer staples (6.0%)

1011778 BC ULC/New Red Finance, Inc. 144A company guaranty notes 5.00%, 10/15/25 (Canada)			510,000	486,413

1011778 BC ULC/New Red Finance, Inc. 144A company guaranty sr. notes 4.625%, 1/15/22 (Canada)			240,000	240,600

1011778 BC ULC/New Red Finance, Inc. 144A company guaranty sr. sub. notes 4.25%, 5/15/24 (Canada)			370,000	353,905

Ascend Learning, LLC 144A sr. unsec. notes 6.875%, 8/1/25			460,000	472,650

Ashtead Capital, Inc. 144A notes 4.375%, 8/15/27			400,000	380,000

Ashtead Capital, Inc. 144A notes 4.125%, 8/15/25			275,000	264,000

BlueLine Rental Finance Corp./BlueLine Rental, LLC 144A company guaranty sub. notes 9.25%, 3/15/24			845,000	905,992

Brand Energy & Infrastructure Services, Inc. 144A sr. unsec. notes 8.50%, 7/15/25			675,000	702,844

CEC Entertainment, Inc. company guaranty sr. unsec. sub. notes 8.00%, 2/15/22			655,000	579,675

Ceridian HCM Holding, Inc. 144A sr. unsec. notes 11.00%, 3/15/21			1,295,000	1,340,325

Dean Foods Co. 144A company guaranty sr. unsec. notes 6.50%, 3/15/23			680,000	645,150

Diamond (BC) BV 144A sr. unsec. notes 5.625%, 8/15/25		EUR	400,000	471,247

Fresh Market, Inc. (The) 144A company guaranty sr. notes 9.75%, 5/1/23			$375,000	217,500

Golden Nugget, Inc. 144A company guaranty sr. unsec. sub. notes 8.75%, 10/1/25			680,000	705,500

Golden Nugget, Inc. 144A sr. unsec. notes 6.75%, 10/15/24			955,000	959,765

Itron, Inc. 144A company guaranty sr. unsec. notes 5.00%, 1/15/26			370,000	364,561

KFC Holding Co./Pizza Hut Holdings, LLC/Taco Bell of America, LLC 144A company guaranty sr. unsec. notes 5.25%, 6/1/26			405,000	403,481

KFC Holding Co./Pizza Hut Holdings, LLC/Taco Bell of America, LLC 144A company guaranty sr. unsec. notes 5.00%, 6/1/24			405,000	402,469

KFC Holding Co./Pizza Hut Holdings, LLC/Taco Bell of America, LLC 144A company guaranty sr. unsec. notes 4.75%, 6/1/27			240,000	231,000

Lamb Weston Holdings, Inc. 144A company guaranty sr. unsec. unsub. notes 4.875%, 11/1/26			490,000	485,713

Lamb Weston Holdings, Inc. 144A company guaranty sr. unsec. unsub. notes 4.625%, 11/1/24			120,000	118,950

Match Group, Inc. 144A sr. unsec. bonds 5.00%, 12/15/27			400,000	394,000

Netflix, Inc. 144A sr. unsec. bonds 4.875%, 4/15/28			340,000	326,944

Revlon Consumer Products Corp. company guaranty sr. unsec. notes 6.25%, 8/1/24			775,000	477,594

Revlon Consumer Products Corp. company guaranty sr. unsec. sub. notes 5.75%, 2/15/21			130,000	100,750

Rite Aid Corp. 144A company guaranty sr. unsec. unsub. notes 6.125%, 4/1/23			540,000	544,050

				12,575,078
Energy (oil field) (1.2%)

Calfrac Holdings LP 144A company guaranty sr. unsec. unsub. notes 7.50%, 12/1/20			330,000	324,638

Ensco PLC sr. unsec. notes 7.75%, 2/1/26 (United Kingdom)			305,000	279,838

Nabors Industries, Inc. 144A company guaranty sr. unsec. notes 5.75%, 2/1/25			525,000	495,469

SESI, LLC company guaranty sr. unsec. unsub. notes 7.125%, 12/15/21			165,000	168,094

SESI, LLC 144A company guaranty sr. unsec. notes 7.75%, 9/15/24			340,000	351,900

Seventy Seven Energy, Inc. escrow sr. unsec. notes 6.50%, 7/15/22(F)			345,000	35

Seventy Seven Operating, LLC escrow company guaranty sr. unsec. unsub. notes 6.625%, 11/15/19(F)			770,000	77

USA Compression Partners LP/USA Compression Finance Corp. 144A sr. unsec. notes 6.875%, 4/1/26			195,000	197,925

Weatherford International, LLC 144A company guaranty sr. unsec. notes 9.875%, 3/1/25			170,000	152,949

Weatherford International, Ltd. company guaranty sr. unsec. sub. notes 9.875%, 2/15/24			480,000	438,000

				2,408,925
Entertainment (2.2%)

AMC Entertainment Holdings, Inc. company guaranty sr. unsec. notes 6.125%, 5/15/27			200,000	197,020

AMC Entertainment Holdings, Inc. company guaranty sr. unsec. sub. notes 5.875%, 11/15/26			305,000	299,663

AMC Entertainment Holdings, Inc. company guaranty sr. unsec. sub. notes 5.875%, 2/15/22			90,000	91,125

AMC Entertainment Holdings, Inc. company guaranty sr. unsec. sub. notes 5.75%, 6/15/25			420,000	413,700

Boyne USA, Inc. 144A company guaranty notes 7.25%, 5/1/25			150,000	153,938

Cinemark USA, Inc. company guaranty sr. unsec. notes 5.125%, 12/15/22			85,000	86,488

Cinemark USA, Inc. company guaranty sr. unsec. sub. notes 4.875%, 6/1/23			160,000	157,968

Constellation Merger Sub, Inc. 144A sr. unsec. notes 8.50%, 9/15/25			1,085,000	1,049,738

GLP Capital LP/GLP Financing II, Inc. company guaranty sr. unsec. sub. notes 4.875%, 11/1/20			325,000	330,899

GLP Capital LP/GLP Financing II, Inc. company guaranty sr. unsec. unsub. notes 5.375%, 4/15/26			225,000	228,375

Live Nation Entertainment, Inc. 144A company guaranty sr. unsec. notes 4.875%, 11/1/24			230,000	224,250

Live Nation Entertainment, Inc. 144A company guaranty sr. unsec. sub. notes 5.625%, 3/15/26			230,000	232,875

Six Flags Entertainment Corp. 144A company guaranty sr. unsec. bonds 5.50%, 4/15/27			570,000	564,300

Six Flags Entertainment Corp. 144A company guaranty sr. unsec. unsub. notes 4.875%, 7/31/24			600,000	584,250

				4,614,589
Financials (7.4%)

Alliance Data Systems Corp. 144A company guaranty sr. unsec. notes 5.375%, 8/1/22			490,000	490,000

Alliant Holdings Intermediate, LLC 144A sr. unsec. notes 8.25%, 8/1/23			275,000	283,250

Ally Financial, Inc. company guaranty sr. unsec. notes 8.00%, 11/1/31			990,000	1,207,800

Ally Financial, Inc. sub. unsec. notes 5.75%, 11/20/25			540,000	556,362

American International Group, Inc. jr. unsec. sub. FRB 8.175%, 5/15/58			360,000	478,800

Banco Bilbao Vizcaya Argentaria SA jr. unsec. sub. FRB 9.00%, perpetual maturity (Spain)			200,000	201,000

Bank of America Corp. jr. unsec. sub. FRN Ser. AA, 6.10%, perpetual maturity			215,000	225,750

Bank of America Corp. jr. unsec. sub. FRN Ser. Z, 6.50%, perpetual maturity			270,000	290,277

CIT Group, Inc. sr. unsec. sub. notes 5.00%, 8/1/23			600,000	614,250

CIT Group, Inc. sr. unsec. unsub. notes 5.25%, 3/7/25			220,000	225,240

CIT Group, Inc. sr. unsec. unsub. notes 5.00%, 8/15/22			55,000	56,306

CNG Holdings, Inc. 144A sr. notes 9.375%, 5/15/20			595,000	586,075

CNO Financial Group, Inc. sr. unsec. unsub. notes 5.25%, 5/30/25			440,000	437,800

Credit Acceptance Corp. company guaranty sr. unsec. notes 7.375%, 3/15/23			265,000	275,931

Credit Acceptance Corp. company guaranty sr. unsec. notes 6.125%, 2/15/21			65,000	65,468

Credit Suisse Group AG 144A jr. unsec. sub. FRN 6.25%, perpetual maturity (Switzerland)			500,000	513,125

Dresdner Funding Trust I 144A jr. unsec. sub. notes 8.151%, 6/30/31			150,000	190,125

ESH Hospitality, Inc. 144A company guaranty sr. unsec. notes 5.25%, 5/1/25(R)			545,000	530,176

Freedom Mortgage Corp. 144A sr. unsec. notes 8.125%, 11/15/24			455,000	466,375

goeasy, Ltd. 144A company guaranty sr. unsec. notes 7.875%, 11/1/22 (Canada)			280,000	300,216

Hub Holdings, LLC/Hub Holdings Finance, Inc. 144A sr. unsec. sub. notes 8.125%, 7/15/19(PIK)			130,000	130,163

Icahn Enterprises LP/Icahn Enterprises Finance Corp. company guaranty sr. unsec. notes 6.75%, 2/1/24			300,000	305,250

Icahn Enterprises LP/Icahn Enterprises Finance Corp. company guaranty sr. unsec. notes 6.25%, 2/1/22			290,000	295,075

Icahn Enterprises LP/Icahn Enterprises Finance Corp. company guaranty sr. unsec. notes 5.875%, 2/1/22			235,000	235,588

Intelsat Connect Finance SA 144A company guaranty sr. unsec. sub. notes 12.50%, 4/1/22 (Luxembourg)			25,000	19,188

iStar, Inc. sr. unsec. notes 6.00%, 4/1/22(R)			185,000	185,463

iStar, Inc. sr. unsec. unsub. notes 5.25%, 9/15/22(R)			165,000	159,638

Liberty Mutual Group, Inc. 144A company guaranty jr. unsec. sub. bonds 7.80%, 3/15/37			150,000	185,625

Lloyds Bank PLC jr. unsec. sub. FRN Ser. EMTN, 13.00%, perpetual maturity (United Kingdom)		GBP	115,000	294,923

Lloyds Banking Group PLC jr. unsec. sub. FRB 7.50%, perpetual maturity (United Kingdom)			$328,000	355,470

LPL Holdings, Inc. 144A company guaranty sr. unsec. notes 5.75%, 9/15/25			630,000	621,936

MGM Growth Properties Operating Partnership LP/MGP Finance Co-Issuer, Inc. company guaranty sr. unsec. notes 5.625%, 5/1/24(R)			205,000	211,150

MGM Growth Properties Operating Partnership LP/MGP Finance Co-Issuer, Inc. company guaranty sr. unsec. notes 4.50%, 1/15/28(R)			150,000	140,670

Provident Funding Associates LP/PFG Finance Corp. 144A sr. unsec. notes 6.375%, 6/15/25			505,000	506,894

Royal Bank of Scotland Group PLC jr. unsec. sub. FRB 7.648%, perpetual maturity (United Kingdom)			675,000	837,000

Springleaf Finance Corp. company guaranty sr. unsec. unsub. notes 8.25%, 12/15/20			175,000	190,531

Springleaf Finance Corp. company guaranty sr. unsec. unsub. notes 6.875%, 3/15/25			330,000	331,238

Springleaf Finance Corp. company guaranty sr. unsec. unsub. notes 6.125%, 5/15/22			300,000	304,980

Starwood Property Trust, Inc. 144A sr. unsec. notes 4.75%, 3/15/25(R)			420,000	408,975

Stearns Holdings, Inc. 144A company guaranty sr. notes 9.375%, 8/15/20			557,000	565,355

TMX Finance, LLC/TitleMax Finance Corp. 144A company guaranty sr. notes 8.50%, 9/15/18			415,000	395,288

Travelport Corporate Finance PLC 144A company guaranty sr. notes 6.00%, 3/15/26 (United Kingdom)			230,000	230,863

USIS Merger Sub, Inc. 144A sr. unsec. notes 6.875%, 5/1/25			430,000	430,000

				15,335,589
Forest products and packaging (2.6%)

Boise Cascade Co. 144A company guaranty sr. unsec. notes 5.625%, 9/1/24			895,000	915,138

BWAY Holding Co. 144A sr. notes 5.50%, 4/15/24			400,000	402,500

BWAY Holding Co. 144A sr. unsec. notes 7.25%, 4/15/25			795,000	810,900

Crown Americas, LLC/Crown Americas Capital Corp. VI 144A company guaranty sr. unsec. notes 4.75%, 2/1/26			220,000	212,850

Flex Acquisition Co., Inc. 144A sr. unsec. notes 6.875%, 1/15/25			515,000	509,850

Louisiana-Pacific Corp. company guaranty sr. unsec. unsub. notes 4.875%, 9/15/24			835,000	837,088

Mercer International, Inc. company guaranty sr. unsec. notes 7.75%, 12/1/22 (Canada)			164,000	174,250

Mercer International, Inc. sr. unsec. notes 6.50%, 2/1/24 (Canada)			505,000	528,988

Mercer International, Inc. 144A sr. unsec. notes 5.50%, 1/15/26 (Canada)			250,000	248,125

Smurfit Kappa Treasury Funding, Ltd. company guaranty sr. unsec. unsub. notes 7.50%, 11/20/25 (Ireland)			645,000	773,194

				5,412,883
Gaming and lottery (3.6%)

Boyd Gaming Corp. company guaranty sr. unsec. sub. notes 6.875%, 5/15/23			340,000	358,700

Boyd Gaming Corp. company guaranty sr. unsec. unsub. notes 6.375%, 4/1/26			170,000	177,244

CRC Escrow Issuer, LLC/CRC Finco, Inc. 144A company guaranty sr. unsec. notes 5.25%, 10/15/25			615,000	589,588

Eldorado Resorts, Inc. company guaranty sr. unsec. unsub. notes 7.00%, 8/1/23			215,000	227,470

Great Canadian Gaming Corp. 144A company guaranty sr. unsec. notes 6.625%, 7/25/22 (Canada)		CAD	740,000	589,599

Jack Ohio Finance, LLC/Jack Ohio Finance 1 Corp. 144A company guaranty notes 10.25%, 11/15/22			$940,000	1,024,600

Jack Ohio Finance, LLC/Jack Ohio Finance 1 Corp. 144A company guaranty sr. notes 6.75%, 11/15/21			1,000,000	1,032,444

Jacobs Entertainment, Inc. 144A notes 7.875%, 2/1/24			170,000	180,200

Penn National Gaming, Inc. 144A sr. unsec. notes 5.625%, 1/15/27			340,000	327,777

Rivers Pittsburgh Borrower LP/Rivers Pittsburgh Finance Corp. 144A sr. notes 6.125%, 8/15/21			790,000	758,400

Scientific Games International, Inc. company guaranty sr. unsec. notes 10.00%, 12/1/22			1,390,000	1,496,856

Wynn Las Vegas, LLC/Wynn Las Vegas Capital Corp. 144A company guaranty sr. unsec. sub. notes 5.25%, 5/15/27			780,000	765,375

				7,528,253
Health care (7.5%)

Air Medical Merger Sub Corp. 144A sr. unsec. notes 6.375%, 5/15/23			680,000	646,000

ASP AMC Merger Sub, Inc. 144A sr. unsec. notes 8.00%, 5/15/25			585,000	548,438

BioScrip, Inc. company guaranty sr. unsec. notes 8.875%, 2/15/21			240,000	226,200

Centene Corp. sr. unsec. unsub. notes 6.125%, 2/15/24			500,000	520,350

Centene Corp. sr. unsec. unsub. notes 4.75%, 1/15/25			135,000	131,625

Centene Corp. sr. unsec. unsub. notes 4.75%, 5/15/22			350,000	354,375

CHS/Community Health Systems, Inc. company guaranty sr. notes 6.25%, 3/31/23			415,000	382,319

CHS/Community Health Systems, Inc. company guaranty sr. unsec. notes 6.875%, 2/1/22			1,145,000	662,669

CHS/Community Health Systems, Inc. company guaranty sr. unsec. unsub. notes 7.125%, 7/15/20			360,000	293,400

Concordia International Corp. 144A company guaranty sr. unsec. notes 7.00%, 4/15/23 (Canada) (In default)(NON)			540,000	37,800

Endo DAC/Endo Finance, LLC/Endo Finco, Inc. 144A company guaranty sr. unsec. unsub. notes 6.00%, 7/15/23 (Ireland)			810,000	611,550

Endo Finance, LLC/Endo Finco, Inc. 144A company guaranty sr. unsec. unsub. notes 5.375%, 1/15/23			250,000	188,125

HCA, Inc. company guaranty sr. bonds 5.25%, 6/15/26			470,000	476,110

HCA, Inc. company guaranty sr. notes 6.50%, 2/15/20			825,000	865,219

HCA, Inc. company guaranty sr. sub. bonds 5.50%, 6/15/47			765,000	739,181

HCA, Inc. company guaranty sr. unsec. unsub. notes 7.50%, 2/15/22			210,000	230,738

Jaguar Holding Co. II/Pharmaceutical Product Development, LLC 144A company guaranty sr. unsec. notes 6.375%, 8/1/23			490,000	495,513

Kinetic Concepts, Inc./KCI USA, Inc. 144A company guaranty sub. notes 12.50%, 11/1/21			370,000	418,100

Mallinckrodt International Finance SA/Mallinckrodt CB, LLC 144A company guaranty sr. unsec. unsub. notes 5.50%, 4/15/25 (Luxembourg)			345,000	263,925

Molina Healthcare, Inc. company guaranty sr. unsec. notes 5.375%, 11/15/22			350,000	345,625

Molina Healthcare, Inc. 144A company guaranty sr. unsec. notes 4.875%, 6/15/25			90,000	83,925

Ortho-Clinical Diagnostics, Inc./Ortho-Clinical Diagnostics SA 144A sr. unsec. notes 6.625%, 5/15/22			815,000	794,625

Service Corp. International sr. unsec. notes 5.375%, 1/15/22			540,000	550,795

Service Corp. International sr. unsec. notes 4.625%, 12/15/27			125,000	120,625

Service Corp. International sr. unsec. unsub. notes 5.375%, 5/15/24			370,000	384,449

Sotera Health Holdings, LLC 144A sr. unsec. notes 6.50%, 5/15/23			310,000	312,325

Tenet Healthcare Corp. company guaranty sr. sub. notes 6.00%, 10/1/20			715,000	739,131

Tenet Healthcare Corp. sr. unsec. notes 8.125%, 4/1/22			245,000	255,413

Teva Pharmaceutical Finance Netherlands III BV 144A company guaranty sr. unsec. notes 6.75%, 3/1/28 (Netherlands)			465,000	459,247

Teva Pharmaceutical Finance Netherlands III BV 144A company guaranty sr. unsec. notes 6.00%, 4/15/24 (Netherlands)			300,000	291,000

Valeant Pharmaceuticals International, Inc. 144A company guaranty sr. notes 5.50%, 11/1/25			120,000	116,820

Valeant Pharmaceuticals International, Inc. 144A company guaranty sr. unsec. notes 9.25%, 4/1/26			370,000	368,594

Valeant Pharmaceuticals International, Inc. 144A company guaranty sr. unsec. notes 9.00%, 12/15/25			320,000	318,000

Valeant Pharmaceuticals International, Inc. 144A company guaranty sr. unsec. notes 6.125%, 4/15/25			835,000	720,605

Valeant Pharmaceuticals International, Inc. 144A company guaranty sr. unsec. notes 5.875%, 5/15/23			480,000	423,595

Valeant Pharmaceuticals International, Inc. 144A company guaranty sr. unsec. notes 5.50%, 3/1/23			265,000	231,875

Valeant Pharmaceuticals International, Inc. 144A company guaranty sr. unsub. notes 7.00%, 3/15/24			500,000	521,250

Valeant Pharmaceuticals International, Inc. 144A company guaranty sr. unsub. notes 6.50%, 3/15/22			165,000	170,363

WellCare Health Plans, Inc. sr. unsec. notes 5.25%, 4/1/25			220,000	220,825

				15,520,724
Homebuilding (1.5%)

Brookfield Residential Properties, Inc./Brookfield Residential US Corp. 144A company guaranty sr. unsec. notes 6.125%, 7/1/22 (Canada)			250,000	255,000

Howard Hughes Corp. (The) 144A sr. unsec. notes 5.375%, 3/15/25			745,000	735,688

Lennar Corp. company guaranty sr. unsec. unsub. notes 4.75%, 4/1/21			70,000	71,225

Lennar Corp. 144A company guaranty sr. unsec. sub. notes 5.875%, 11/15/24			285,000	294,975

Mattamy Group Corp. 144A sr. unsec. notes 6.875%, 12/15/23 (Canada)			120,000	123,300

Mattamy Group Corp. 144A sr. unsec. notes 6.50%, 10/1/25 (Canada)			300,000	302,625

PulteGroup, Inc. company guaranty sr. unsec. unsub. notes 7.875%, 6/15/32			700,000	836,500

TRI Pointe Group, Inc./TRI Pointe Homes, Inc. company guaranty sr. unsec. unsub. notes 5.875%, 6/15/24			405,000	410,954

				3,030,267
Lodging/Tourism (1.6%)

Diamond Resorts International, Inc. 144A sr. notes 7.75%, 9/1/23			755,000	820,232

Diamond Resorts International, Inc. 144A sr. unsec. notes 10.75%, 9/1/24			445,000	483,381

Hilton Worldwide Finance, LLC/Hilton Worldwide Finance Corp. company guaranty sr. unsec. notes 4.875%, 4/1/27			535,000	528,981

MGM Resorts International company guaranty sr. unsec. unsub. notes 8.625%, 2/1/19			95,000	99,225

MGM Resorts International company guaranty sr. unsec. unsub. notes 6.625%, 12/15/21			125,000	134,531

SugarHouse HSP Gaming Prop. Mezz LP/SugarHouse HSP Gaming Finance Corp. 144A company guaranty sr. unsub. notes 5.875%, 5/15/25			370,000	352,425

Wyndham Hotels & Resorts, Inc. 144A company guaranty sr. unsec. notes 5.375%, 4/15/26			295,000	295,000

Wyndham Worldwide Corp. sr. unsec. unsub. bonds 4.50%, 4/1/27			595,000	591,016

				3,304,791
Media (0.5%)

Nielsen Co. Luxembourg SARL (The) 144A company guaranty sr. unsec. notes 5.00%, 2/1/25 (Luxembourg)			270,000	266,288

Nielsen Finance, LLC/Nielsen Finance Co. 144A company guaranty sr. unsec. sub. notes 5.00%, 4/15/22			345,000	344,731

WMG Acquisition Corp. 144A company guaranty sr. notes 5.00%, 8/1/23			390,000	390,488

WMG Acquisition Corp. 144A company guaranty sr. unsec. notes 5.50%, 4/15/26			110,000	110,550

				1,112,057
Metals (4.8%)

AK Steel Corp. company guaranty sr. unsec. notes 6.375%, 10/15/25			225,000	212,063

Allegheny Technologies, Inc. sr. unsec. unsub. notes 7.875%, 8/15/23			245,000	266,438

Allegheny Technologies, Inc. sr. unsec. unsub. notes 5.95%, 1/15/21			200,000	204,000

ArcelorMittal SA sr. unsec. unsub. bonds 6.125%, 6/1/25 (France)			375,000	407,344

ArcelorMittal SA sr. unsec. unsub. notes 7.25%, 10/15/39 (France)			475,000	561,688

Big River Steel, LLC/BRS Finance Corp. 144A company guaranty sr. notes 7.25%, 9/1/25			605,000	627,688

Constellium NV 144A company guaranty sr. unsec. notes 5.875%, 2/15/26 (Netherlands)			250,000	248,750

Constellium NV 144A company guaranty sr. unsec. notes 5.75%, 5/15/24 (Netherlands)			315,000	309,488

Constellium NV 144A sr. unsec. notes 6.625%, 3/1/25 (Netherlands)			250,000	253,438

First Quantum Minerals, Ltd. 144A company guaranty sr. unsec. notes 7.50%, 4/1/25 (Canada)			580,000	570,575

First Quantum Minerals, Ltd. 144A company guaranty sr. unsec. notes 7.25%, 4/1/23 (Canada)			270,000	267,300

First Quantum Minerals, Ltd. 144A company guaranty sr. unsec. notes 7.25%, 5/15/22 (Canada)			200,000	200,000

First Quantum Minerals, Ltd. 144A company guaranty sr. unsec. notes 6.875%, 3/1/26 (Canada)			360,000	342,000

First Quantum Minerals, Ltd. 144A company guaranty sr. unsec. notes 6.50%, 3/1/24 (Canada)			200,000	189,750

Freeport-McMoRan, Inc. company guaranty sr. unsec. notes 6.875%, 2/15/23 (Indonesia)			405,000	434,363

HudBay Minerals, Inc. 144A company guaranty sr. unsec. notes 7.625%, 1/15/25 (Canada)			355,000	374,969

Joseph T Ryerson & Son, Inc. 144A sr. notes 11.00%, 5/15/22			225,000	248,063

New Gold, Inc. 144A company guaranty sr. unsec. unsub. notes 6.25%, 11/15/22 (Canada)			365,000	372,756

New Gold, Inc. 144A sr. unsec. notes 6.375%, 5/15/25 (Canada)			125,000	127,813

Northwest Acquisitions ULC/Dominion Finco, Inc. 144A notes 7.125%, 11/1/22			175,000	178,500

Novelis Corp. 144A company guaranty sr. unsec. bonds 5.875%, 9/30/26			775,000	759,500

Novelis Corp. 144A company guaranty sr. unsec. notes 6.25%, 8/15/24			365,000	374,125

Park-Ohio Industries, Inc. company guaranty sr. unsec. notes 6.625%, 4/15/27			500,000	517,500

Steel Dynamics, Inc. company guaranty sr. unsec. notes 5.00%, 12/15/26			160,000	160,000

Steel Dynamics, Inc. company guaranty sr. unsec. notes 4.125%, 9/15/25			125,000	119,063

Steel Dynamics, Inc. company guaranty sr. unsec. unsub. notes 5.50%, 10/1/24			265,000	273,268

Teck Resources, Ltd. company guaranty sr. unsec. unsub. notes 4.75%, 1/15/22 (Canada)			100,000	101,250

Teck Resources, Ltd. company guaranty sr. unsec. unsub. notes 3.75%, 2/1/23 (Canada)			170,000	163,404

Teck Resources, Ltd. 144A company guaranty sr. unsec. notes 8.50%, 6/1/24 (Canada)			70,000	77,700

TMS International Corp. 144A sr. unsec. notes 7.25%, 8/15/25			515,000	536,888

Zekelman Industries, Inc. 144A company guaranty sr. notes 9.875%, 6/15/23			415,000	456,500

				9,936,184
Oil and gas (10.9%)

Aker BP ASA 144A sr. unsec. notes 5.875%, 3/31/25 (Norway)			150,000	151,875

Alta Mesa Holdings LP/Alta Mesa Finance Services Corp. company guaranty sr. unsec. notes 7.875%, 12/15/24			685,000	713,256

Antero Resources Corp. company guaranty sr. unsec. notes 5.625%, 6/1/23			185,000	188,700

Antero Resources Corp. company guaranty sr. unsec. sub. notes 5.375%, 11/1/21			190,000	193,325

Antero Resources Corp. company guaranty sr. unsec. sub. notes 5.125%, 12/1/22			275,000	277,063

Ascent Resources Utica Holdings, LLC/ARU Finance Corp. 144A sr. unsec. notes 10.00%, 4/1/22			245,000	264,600

Baytex Energy Corp. 144A company guaranty sr. unsec. sub. notes 5.125%, 6/1/21 (Canada)			155,000	144,925

California Resources Corp. company guaranty sr. unsec. sub. notes 5.00%, 1/15/20			315,000	283,500

California Resources Corp. 144A company guaranty notes 8.00%, 12/15/22			221,000	173,485

Cenovus Energy, Inc. sr. unsec. bonds 6.75%, 11/15/39 (Canada)			310,000	356,113

Cheniere Corpus Christi Holdings, LLC company guaranty sr. notes 5.875%, 3/31/25			870,000	910,238

Cheniere Corpus Christi Holdings, LLC company guaranty sr. notes 5.125%, 6/30/27			370,000	367,225

Chesapeake Energy Corp. company guaranty sr. unsec. notes 5.75%, 3/15/23			295,000	265,869

Chesapeake Energy Corp. 144A company guaranty notes 8.00%, 12/15/22			238,000	251,983

Chesapeake Energy Corp. 144A company guaranty sr. unsec. bonds 8.00%, 6/15/27			155,000	148,025

Chesapeake Energy Corp. 144A company guaranty sr. unsec. notes 8.00%, 1/15/25			440,000	425,700

Continental Resources, Inc. company guaranty sr. unsec. bonds 4.90%, 6/1/44			560,000	536,200

Continental Resources, Inc. company guaranty sr. unsec. notes 3.80%, 6/1/24			220,000	211,750

Continental Resources, Inc. company guaranty sr. unsec. sub. notes 5.00%, 9/15/22			100,000	101,375

Continental Resources, Inc. company guaranty sr. unsec. unsub. notes 4.50%, 4/15/23			395,000	399,444

Covey Park Energy, LLC/Covey Park Finance Corp. 144A company guaranty sr. unsec. notes 7.50%, 5/15/25			585,000	579,150

CrownRock LP/CrownRock Finance, Inc. 144A sr. unsec. notes 5.625%, 10/15/25			405,000	400,950

Denbury Resources, Inc. company guaranty sr. unsec. sub. notes 6.375%, 8/15/21			295,000	248,538

Denbury Resources, Inc. 144A company guaranty notes 9.00%, 5/15/21			419,000	429,475

Diamondback Energy, Inc. company guaranty sr. unsec. unsub. notes 5.375%, 5/31/25			735,000	746,393

Diamondback Energy, Inc. company guaranty sr. unsec. unsub. notes 4.75%, 11/1/24			195,000	192,806

Endeavor Energy Resources LP/EER Finance, Inc. 144A sr. unsec. bonds 5.75%, 1/30/28			595,000	592,025

Endeavor Energy Resources LP/EER Finance, Inc. 144A sr. unsec. notes 5.50%, 1/30/26			205,000	203,463

Energy Transfer Partners LP jr. unsec. sub. FRB Ser. B, 6.625%, perpetual maturity			965,000	917,956

EP Energy, LLC/Everest Acquisition Finance, Inc. company guaranty sr. unsec. sub. notes 9.375%, 5/1/20			181,000	168,330

EP Energy, LLC/Everest Acquisition Finance, Inc. 144A company guaranty notes 9.375%, 5/1/24			424,000	301,570

EP Energy, LLC/Everest Acquisition Finance, Inc. 144A company guaranty notes 8.00%, 2/15/25			265,000	176,888

EP Energy, LLC/Everest Acquisition Finance, Inc. 144A company guaranty sr. notes 8.00%, 11/29/24			155,000	155,775

Extraction Oil & Gas, Inc. 144A sr. unsec. notes 5.625%, 2/1/26			470,000	444,150

Hess Infrastructure Partners LP/Hess Infrastructure Partners Finance Corp. 144A sr. unsec. notes 5.625%, 2/15/26			525,000	515,813

Holly Energy Partners LP/Holly Energy Finance Corp. 144A company guaranty sr. unsec. notes 6.00%, 8/1/24			515,000	525,300

Indigo Natural Resources, LLC 144A sr. unsec. notes 6.875%, 2/15/26			375,000	353,438

Jonah Energy, LLC/Jonah Energy Finance Corp. 144A company guaranty sr. unsec. notes 7.25%, 10/15/25			300,000	270,000

MEG Energy Corp. 144A company guaranty sr. unsec. notes 7.00%, 3/31/24 (Canada)			80,000	66,000

MEG Energy Corp. 144A company guaranty sr. unsec. notes 6.375%, 1/30/23 (Canada)			140,000	116,900

MEG Energy Corp. 144A notes 6.50%, 1/15/25 (Canada)			330,000	320,100

Newfield Exploration Co. sr. unsec. unsub. notes 5.75%, 1/30/22			615,000	644,213

Newfield Exploration Co. sr. unsec. unsub. notes 5.375%, 1/1/26			420,000	433,650

Noble Holding International, Ltd. company guaranty sr. unsec. unsub. notes 7.75%, 1/15/24			470,000	435,925

Noble Holding International, Ltd. 144A company guaranty sr. unsec. notes 7.875%, 2/1/26			155,000	152,675

Oasis Petroleum, Inc. company guaranty sr. unsec. sub. notes 6.875%, 1/15/23			410,000	416,150

Oasis Petroleum, Inc. company guaranty sr. unsec. unsub. notes 6.875%, 3/15/22			110,000	111,566

QEP Resources, Inc. sr. unsec. notes 5.625%, 3/1/26			350,000	330,750

Range Resources Corp. company guaranty sr. unsec. notes 5.00%, 3/15/23			95,000	91,086

Range Resources Corp. company guaranty sr. unsec. sub. notes 5.75%, 6/1/21			540,000	550,800

Rose Rock Midstream LP/Rose Rock Finance Corp. company guaranty sr. unsec. sub. notes 5.625%, 11/15/23			270,000	255,150

SemGroup Corp. company guaranty sr. unsec. notes 6.375%, 3/15/25			140,000	133,700

Seven Generations Energy, Ltd. 144A company guaranty sr. unsec. notes 5.375%, 9/30/25 (Canada)			300,000	287,625

Seven Generations Energy, Ltd. 144A sr. unsec. bonds 6.75%, 5/1/23 (Canada)			140,000	144,025

SM Energy Co. sr. unsec. notes 6.50%, 11/15/21			565,000	568,531

SM Energy Co. sr. unsec. sub. notes 5.00%, 1/15/24			380,000	352,450

SM Energy Co. sr. unsec. unsub. notes 6.125%, 11/15/22			15,000	15,000

Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp. 144A company guaranty sr. unsec. bonds 5.50%, 1/15/28			310,000	312,713

Targa Resources Partners LP/Targa Resources Partners Finance Corp. company guaranty sr. unsec. notes 5.375%, 2/1/27			290,000	288,913

Targa Resources Partners LP/Targa Resources Partners Finance Corp. company guaranty sr. unsec. notes 5.125%, 2/1/25			145,000	144,275

Targa Resources Partners LP/Targa Resources Partners Finance Corp. 144A company guaranty sr. unsec. unsub. bonds 5.00%, 1/15/28			655,000	624,706

Trinidad Drilling, Ltd. 144A company guaranty sr. unsec. notes 6.625%, 2/15/25 (Canada)			350,000	326,375

Vermilion Energy, Inc. 144A company guaranty sr. unsec. notes 5.625%, 3/15/25 (Canada)			195,000	190,613

Whiting Petroleum Corp. 144A sr. unsec. notes 6.625%, 1/15/26			240,000	241,800

Williams Cos., Inc. (The) sr. unsec. unsub. notes 8.75%, 3/15/32			195,000	258,375

Williams Cos., Inc. (The) sr. unsec. unsub. notes 7.75%, 6/15/31			200,000	244,000

WPX Energy, Inc. sr. unsec. notes 8.25%, 8/1/23			330,000	369,600

WPX Energy, Inc. sr. unsec. notes 7.50%, 8/1/20			547,000	585,290

				22,599,627
Publishing (0.2%)

Meredith Corp. 144A sr. unsec. notes 6.875%, 2/1/26			440,000	451,550

				451,550
Retail (1.3%)

Jo-Ann Stores Holdings, Inc. 144A sr. unsec. notes 9.75%, 10/15/19(PIK)			500,000	500,000

Neiman Marcus Group, LLC (The) company guaranty sr. notes 7.125%, 6/1/28			475,000	368,125

Neiman Marcus Group, Ltd. 144A company guaranty sr. unsec. sub. notes 8.75%, 10/15/21(PIK)			314,250	198,763

Neiman Marcus Group, Ltd. 144A company guaranty sr. unsec. sub. notes 8.00%, 10/15/21			475,000	300,438

Penske Automotive Group, Inc. company guaranty sr. unsec. sub. notes 5.75%, 10/1/22			395,000	404,875

Penske Automotive Group, Inc. company guaranty sr. unsec. sub. notes 5.50%, 5/15/26			175,000	171,938

Penske Automotive Group, Inc. company guaranty sr. unsec. sub. notes 5.375%, 12/1/24			450,000	452,250

PetSmart, Inc. 144A sr. unsec. notes 7.125%, 3/15/23			170,000	96,475

Wolverine World Wide, Inc. 144A company guaranty sr. unsec. bonds 5.00%, 9/1/26			325,000	316,875

				2,809,739
Technology (5.0%)

Avaya, Inc. 144A escrow notes 7.00%, 4/1/19			1,150,000	—

Diamond 1 Finance Corp./Diamond 2 Finance Corp. 144A company guaranty sr. unsec. notes 7.125%, 6/15/24			1,205,000	1,288,711

Diamond 1 Finance Corp./Diamond 2 Finance Corp. 144A sr. notes 5.45%, 6/15/23			400,000	424,010

First Data Corp. 144A company guaranty sr. unsec. unsub. notes 7.00%, 12/1/23			340,000	356,898

First Data Corp. 144A notes 5.75%, 1/15/24			760,000	764,750

First Data Corp. 144A sr. notes 5.375%, 8/15/23			375,000	381,563

Inception Merger Sub, Inc./Rackspace Hosting, Inc. 144A sr. unsec. notes 8.625%, 11/15/24			1,105,000	1,091,188

Infor Software Parent, LLC/Infor Software Parent, Inc. 144A company guaranty sr. unsec. notes 7.125%, 5/1/21(PIK)			790,000	798,208

Infor US, Inc. company guaranty sr. unsec. notes 6.50%, 5/15/22			600,000	610,500

Iron Mountain, Inc. 144A company guaranty sr. unsec. bonds 5.25%, 3/15/28(R)			180,000	169,425

Iron Mountain, Inc. 144A company guaranty sr. unsec. notes 4.875%, 9/15/27(R)			575,000	533,313

Micron Technology, Inc. 144A sr. unsec. unsub. notes 5.25%, 1/15/24			265,000	273,944

Plantronics, Inc. 144A company guaranty sr. unsec. notes 5.50%, 5/31/23			760,000	753,388

Solera, LLC / Solera Finance, Inc. 144A sr. unsec. notes 10.50%, 3/1/24			1,055,000	1,173,688

Tempo Acquisition, LLC/Tempo Acquisition Finance Corp. 144A sr. unsec. notes 6.75%, 6/1/25			560,000	559,300

TTM Technologies, Inc. 144A company guaranty sr. unsec. notes 5.625%, 10/1/25			765,000	761,175

Western Digital Corp. company guaranty sr. unsec. notes 4.75%, 2/15/26			510,000	508,878

				10,448,939
Textiles (0.1%)

Hanesbrands, Inc. 144A company guaranty sr. unsec. unsub. notes 4.625%, 5/15/24			325,000	318,094

				318,094
Tire and rubber (0.4%)

American Tire Distributors, Inc. 144A sr. unsec. sub. notes 10.25%, 3/1/22			730,000	745,513

				745,513
Transportation (0.3%)

Watco Cos., LLC/Watco Finance Corp. 144A company guaranty sr. unsec. notes 6.375%, 4/1/23			655,000	671,375

				671,375
Utilities and power (2.5%)

AES Corp./Virginia (The) sr. unsec. notes 5.50%, 4/15/25			520,000	538,200

AES Corp./Virginia (The) sr. unsec. notes 4.875%, 5/15/23			255,000	258,825

AES Corp./Virginia (The) sr. unsec. notes 4.50%, 3/15/23			165,000	168,003

AES Corp./Virginia (The) sr. unsec. unsub. bonds 5.125%, 9/1/27			180,000	183,150

Calpine Corp. sr. unsec. sub. notes 5.75%, 1/15/25			685,000	626,775

Calpine Corp. 144A company guaranty sr. notes 5.25%, 6/1/26			250,000	241,250

Calpine Corp. 144A company guaranty sr. sub. notes 5.875%, 1/15/24			145,000	146,450

Colorado Interstate Gas Co., LLC company guaranty sr. unsec. notes 6.85%, 6/15/37			445,000	486,400

Dynegy, Inc. company guaranty sr. unsec. unsub. notes 7.625%, 11/1/24			330,000	355,988

Dynegy, Inc. 144A company guaranty sr. unsec. notes 8.125%, 1/30/26			225,000	248,344

Energy Transfer Equity LP sr. sub. notes 5.875%, 1/15/24			295,000	304,588

Energy Transfer Equity LP sr. sub. notes 5.50%, 6/1/27			180,000	180,450

GenOn Americas Generation, LLC sr. unsec. notes 9.125%, 5/1/31 (In default)(NON)			215,000	111,800

GenOn Americas Generation, LLC sr. unsec. notes 8.50%, 10/1/21 (In default)(NON)			265,000	138,131

GenOn Energy, Inc. sr. unsec. sub. notes 9.875%, 10/15/20 (In default)(NON)			160,000	128,800

NRG Energy, Inc. company guaranty sr. unsec. notes 7.25%, 5/15/26			375,000	396,563

NRG Energy, Inc. company guaranty sr. unsec. notes 6.625%, 1/15/27			555,000	567,488

NRG Energy, Inc. 144A company guaranty sr. unsec. bonds 5.75%, 1/15/28			155,000	151,900

Texas Competitive Electric Holdings Co., LLC/TCEH Finance, Inc. escrow company guaranty sr. notes 11.50%, 10/1/20			415,000	3,113

				5,236,218

Total corporate bonds and notes (cost $186,216,770)				$183,693,336

SENIOR LOANS (4.6%)(a)(c)
			Principal amount	Value

Academy, Ltd. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 4.00%), 5.772%, 7/2/22			$290,940	$231,055

Air Methods Corp. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 3.50%), 5.802%, 4/21/24			245,860	246,475

Asurion, LLC bank term loan FRN (BBA LIBOR USD 3 Month + 6.00%), 7.877%, 8/4/25			440,000	452,100

Avaya, Inc. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 4.75%), 6.536%, 12/15/24			583,163	587,172

Brand Industrial Services, Inc. bank term loan FRN (BBA LIBOR USD 3 Month + 4.25%), 6.003%, 6/21/24			744,375	749,854

California Resources Corp. bank term loan FRN (BBA LIBOR USD 3 Month + 4.75%), 6.572%, 11/17/22			440,000	446,875

CCC Information Services, Inc. bank term loan FRN (BBA LIBOR USD 3 Month + 6.75%), 8.627%, 3/30/25			195,000	197,763

Chesapeake Energy Corp. bank term loan FRN (BBA LIBOR USD 3 Month + 7.50%), 9.444%, 8/23/21			490,000	519,553

Forterra Finance, LLC bank term loan FRN (BBA LIBOR USD 3 Month + 3.00%), 4.877%, 10/25/23			253,386	233,538

FTS International, Inc. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 4.75%), 6.627%, 4/16/21			335,205	335,484

Getty Images, Inc. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 3.50%), 5.802%, 10/18/19			130,115	124,531

iHeartCommunications, Inc. bank term loan FRN Ser. D, (BBA LIBOR USD 3 Month + 6.75%), 9.052%, 1/30/19 (In default)(NON)			639,000	508,105

J. Crew Group, Inc. bank term loan FRN (BBA LIBOR USD 3 Month + 3.22%), 4.49%, 3/5/21			246,402	178,642

KCA Deutag US Finance, LLC bank term loan FRN (BBA LIBOR USD 3 Month + 5.25%), 7.654%, 5/16/20			413,139	406,942

Kronos, Inc./MA bank term loan FRN (BBA LIBOR USD 3 Month + 8.25%), 10.023%, 11/1/24			310,000	321,108

Navistar, Inc. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 3.50%), 5.21%, 11/6/24			865,000	870,406

New Arclin US Holding Corp. bank term loan FRN (BBA LIBOR USD 3 Month + 8.75%), 11.052%, 2/14/25			68,000	68,595

Oryx Southern Delaware Holdings, LLC bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 3.25%), 5.267%, 2/26/25			290,000	290,000

Revlon Consumer Products Corp. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 3.50%), 5.377%, 9/7/23			775,115	612,126

Robertshaw Holdings Corp. bank term loan FRN (BBA LIBOR USD 3 Month + 8.00%), 9.873%, 2/15/26			270,000	270,000

Robertshaw Holdings Corp. bank term loan FRN (BBA LIBOR USD 3 Month + 3.50%), 5.373%, 2/15/25			285,000	287,138

Solenis International LP bank term loan FRN (BBA LIBOR USD 3 Month + 6.75%), 8.734%, 7/31/22			415,000	392,867

Talbots, Inc. (The) bank term loan FRN (BBA LIBOR USD 3 Month + 8.50%), 10.377%, 3/19/21			214,874	208,428

Talbots, Inc. (The) bank term loan FRN (BBA LIBOR USD 3 Month + 4.50%), 6.377%, 3/19/20			338,316	334,087

Titan Acquisition, Ltd. (United Kingdom) bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 3.00%), 5.202%, 3/16/25 (United Kingdom)			475,000	473,961

Traverse Midstream Partners, LLC bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 4.00%), 5.85%, 9/27/24			250,000	251,511

Total senior loans (cost $9,840,691)				$9,598,316

COMMON STOCKS (1.9%)(a)
			Shares	Value

ACC Claims Holdings, LLC Class A, (Units)(F)			990,365	$5,942

Ally Financial, Inc.			18,295	496,709

Avaya Holdings Corp.(NON)			31,690	709,856

Berry Plastics Group, Inc.(NON)			7,415	406,416

Caesars Entertainment Corp.(NON)			5,816	65,430

Charter Communications, Inc. Class A(NON)			1,030	320,557

CHC Group, LLC (acquired 3/23/17, cost $32,379) (Cayman Islands)(RES)(NON)			2,233	16,748

CIT Group, Inc.			6,345	326,768

Crown Holdings, Inc.(NON)			4,150	210,613

Gaming and Leisure Properties, Inc.(R)			12,258	410,275

Halcon Resources Corp.(NON)			31,415	152,991

Live Nation Entertainment, Inc.(NON)			3,790	159,711

Milagro Oil & Gas, Inc. (Units)(F)			281	22,761

Nine Point Energy			6,715	92,398

SandRidge Energy, Inc.(NON)			11,676	169,419

Seven Generations Energy, Ltd. Class A, (Canada)(NON)			12,595	156,417

T-Mobile US, Inc.(NON)			3,499	213,579

Tervita Corp. Class A, (Canada)			748	5,516

Texas Competitive Electric Holdings Co., LLC/TCEH Finance, Inc. (Rights)			36,615	19,040

Tribune Media Co. Class 1C(F)			93,841	4,692

Total common stocks (cost $4,100,918)				$3,965,838

CONVERTIBLE BONDS AND NOTES (0.7%)(a)
			Principal amount	Value

Caesars Entertainment Corp. cv. sr. unsec. notes 5.00%, 10/1/24			$110,105	$191,927

CHC Group, LLC/CHC Finance Ltd. cv. notes Ser. AI, zero %, 10/1/20 (acquired 2/2/17, cost $79,504) (Cayman Islands)(RES)			114,839	147,568

DISH Network Corp. cv. sr. unsec. notes 3.375%, 8/15/26			468,000	450,778

Jazz US Holdings, Inc. cv. company guaranty sr. unsec. notes 8.00%, 12/31/18			93,000	252,077

ON Semiconductor Corp. cv. company guaranty sr. unsec. unsub. notes 1.00%, 12/1/20			357,000	509,503

Total convertible bonds and notes (cost $1,249,554)				$1,551,853

CONVERTIBLE PREFERRED STOCKS (0.6%)(a)
			Shares	Value

Belden, Inc. $6.75 cv. pfd.			1,775	$164,916

Crown Castle International Corp. Ser. A, 6.875% cv. pfd.			416	463,015

EPR Properties Ser. C, $1.438 cv. pfd.(R)			13,177	320,333

iStar, Inc. Ser. J, $2.25 cv. pfd.(R)			4,862	221,428

Nine Point Energy 6.75% cv. pfd.			144	158,903

Total convertible preferred stocks (cost $1,271,781)				$1,328,595

WARRANTS (0.0%)(a)(NON)
	Expiration date	Strike Price	Warrants	Value

Halcon Resources Corp.	9/9/20	$14.04	8,533	$4,352

Total warrants (cost $—)				$4,352

SHORT-TERM INVESTMENTS (2.4%)(a)
			Principal amount/shares	Value

Putnam Short Term Investment Fund 1.82%(AFF)		Shares	4,971,736	$4,971,736

U.S. Treasury Bills 1.506%, 5/10/18(SEGCCS)			$2,000	1,997

U.S. Treasury Bills 1.542%, 5/17/18(SEGCCS)			2,000	1,996

U.S. Treasury Bills 1.615%, 4/26/18(SEGCCS)			8,000	7,991

U.S. Treasury Bills 1.633%, 6/14/18(SEGCCS)			103,000	102,654

Total short-term investments (cost $5,086,381)				$5,086,374

TOTAL INVESTMENTS

Total investments (cost $207,766,095)				$205,228,664

FORWARD CURRENCY CONTRACTS at 3/31/18 (aggregate face value $1,466,020) (Unaudited)

Counterparty	Currency	Contract type*	Delivery date	Value	Aggregate face value	Unrealized appreciation/ (depreciation)

Bank of America N.A.
	Euro	Sell	6/20/18	$502,280	$504,083	$1,803
Citibank, N.A.
	Canadian Dollar	Sell	4/18/18	131,605	135,742	4,137
JPMorgan Chase Bank N.A.
	Canadian Dollar	Sell	4/18/18	556,391	573,790	17,399
State Street Bank and Trust Co.
	Canadian Dollar	Sell	4/18/18	122,676	126,511	3,835
UBS AG
	British Pound	Sell	6/20/18	128,504	125,894	(2,610)

Unrealized appreciation						27,174

Unrealized (depreciation)						(2,610)

Total						$24,564
* The exchange currency for all contracts listed is the United States Dollar.

	CENTRALLY CLEARED CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION PURCHASED at 3/31/18 (Unaudited)
	Referenced debt*	Upfront premium received (paid)**	Notional amount	Value	Termination date	Payments (paid) by fund	Unrealized appreciation/ (depreciation)

	NA HY Series 30 Index	$210,285	$3,370,000	$203,305	6/20/23	(500 bp) — Quarterly	$5,108

	Total	$210,285					$5,108

*	Payments related to the referenced debt are made upon a credit default event.

Key to holding's currency abbreviations
CAD	Canadian Dollar
EUR	Euro
GBP	British Pound
Key to holding's abbreviations
DAC	Designated Activity Company
EMTN	Euro Medium Term Notes
FRB	Floating Rate Bonds: the rate shown is the current interest rate at the close of the reporting period. Rates may be subject to a cap or floor. For certain securities, the rate may represent a fixed rate currently in place at the close of the reporting period.
FRN	Floating Rate Notes: the rate shown is the current interest rate or yield at the close of the reporting period. Rates may be subject to a cap or floor. For certain securities, the rate may represent a fixed rate currently in place at the close of the reporting period.

Notes to the fund's portfolio
Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from January 1, 2018 through March 31, 2018 (the reporting period). Within the following notes to the portfolio, references to "Putnam Management" represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC, references to "ASC 820" represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures and references to "OTC", if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $208,143,509.
(NON)	This security is non-income-producing.
(RES)	This security is restricted with regard to public resale. The total fair value of this security and any other restricted securities (excluding 144A securities), if any, held at the close of the reporting period was $164,316, or less than 0.1% of net assets.
(PIK)	Income may be received in cash or additional securities at the discretion of the issuer. The rate shown in parenthesis is the rate paid in kind, if applicable.
(AFF)	Affiliated company. For investments in Putnam Short Term Investment Fund, the rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with any company which is under common ownership or control were as follows:

	Name of affiliate	Fair value as of 1/31/18	Purchase cost	Sale proceeds	Investment income	Shares outstanding and fair value as of 03/31/18

Short-term investments
	Putnam Short Term Investment Fund*	$ 6,682,798	$ 20,209,254	$ 21,920,316	$ 29,416	$ 4,971,736

	Total Short-term investments	$6,682,798	$20,209,254	$21,920,316	$29,416	$4,971,736
* Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management. There were no realized or unrealized gains or losses during the period.
(SEGCCS)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on the initial margin on certain centrally cleared derivative contracts at the close of the reporting period. Collateral at period end totaled $113,612.
(c)	Senior loans are exempt from registration under the Securities Act of 1933, as amended, but contain certain restrictions on resale and cannot be sold publicly. These loans pay interest at rates which adjust periodically. The interest rates shown for senior loans are the current interest rates at the close of the reporting period. Senior loans are also subject to mandatory and/or optional prepayment which cannot be predicted. As a result, the remaining maturity may be substantially less than the stated maturity shown. Senior loans are purchased or sold on a when-issued or delayed delivery basis and may be settled a month or more after the trade date, which from time to time can delay the actual investment of available cash balances; interest income is accrued based on the terms of the securities.
Senior loans can be acquired through an agent, by assignment from another holder of the loan, or as a participation interest in another holder's portion of the loan. When the fund invests in a loan or participation, the fund is subject to the risk that an intermediate participant between the fund and the borrower will fail to meet its obligations to the fund, in addition to the risk that the borrower under the loan may default on its obligations.
(F)	This security is valued by Putnam Management at fair value following procedures approved by the Trustees. Securities are classified as Level 3 for ASC 820 based on the securities' valuation inputs.
(R)	Real Estate Investment Trust.
At the close of the reporting period, the fund maintained liquid assets totaling $2,593 to cover certain derivative contracts.
Unless otherwise noted, the rates quoted in Short-term investments security descriptions represent the weighted average yield to maturity.
Debt obligations are considered secured unless otherwise indicated.
144A after the name of an issuer represents securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
The dates shown on debt obligations are the original maturity dates.
Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund's assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.
Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under ASC 820. If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at its last reported bid price and is generally categorized as a Level 2 security.
Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
Market quotations are not considered to be readily available for certain debt obligations (including short-term investments with remaining maturities of 60 days or less) and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which consider such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2.
Many securities markets and exchanges outside the U.S. close prior to the scheduled close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the scheduled close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value certain foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. The foreign equity securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.
To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
Forward currency contracts: The fund buys and sells forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts were used for hedging currency exposures and to gain exposure to currencies.
The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The fair value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in fair value is recorded as an unrealized gain or loss. The fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed when the contract matures or by delivery of the currency. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position.
For the fund's average contract amount on forward currency contracts, see the appropriate table at the end of these footnotes.
Credit default contracts: The fund entered into OTC and/or centrally cleared credit default contracts for hedging credit risk, for gaining liquid exposure to individual names, and for hedging market risk.
In OTC and centrally cleared credit default contracts, the protection buyer typically makes a periodic stream of payments to a counterparty, the protection seller, in exchange for the right to receive a contingent payment upon the occurrence of a credit event on the reference obligation or all other equally ranked obligations of the reference entity. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring and obligation acceleration. For OTC credit default contracts, an upfront payment received by the fund is recorded as a liability on the fund's books. An upfront payment made by the fund is recorded as an asset on the fund's books. Centrally cleared credit default contracts provide the same rights to the protection buyer and seller except the payments between parties, including upfront premiums, are settled through a central clearing agent through variation margin payments. Upfront and periodic payments received or paid by the fund for OTC and centrally cleared credit default contracts are recorded as realized gains or losses at the reset date or close of the contract. The OTC and centrally cleared credit default contracts are marked to market daily based upon quotations from an independent pricing service or market makers. Any change in value of OTC credit default contracts is recorded as an unrealized gain or loss. Daily fluctuations in the value of centrally cleared credit default contracts are recorded as unrealized gain or loss. Upon the occurrence of a credit event, the difference between the par value and fair value of the reference obligation, net of any proportional amount of the upfront payment, is recorded as a realized gain or loss.
In addition to bearing the risk that the credit event will occur, the fund could be exposed to market risk due to unfavorable changes in interest rates or in the price of the underlying security or index or the possibility that the fund may be unable to close out its position at the same time or at the same price as if it had purchased the underlying reference obligations. In certain circumstances, the fund may enter into offsetting OTC and centrally cleared credit default contracts which would mitigate its risk of loss. The fund's maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the contract. This risk may be mitigated for OTC credit default contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared credit default contracts through the daily exchange of variation margin. Counterparty risk is further mitigated with respect to centrally cleared credit default swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default. Where the fund is a seller of protection, the maximum potential amount of future payments the fund may be required to make is equal to the notional amount.
For the fund's average notional amount on credit default contracts, see the appropriate table at the end of these footnotes.
Master agreements: The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements (Master Agreements) with certain counterparties that govern OTC derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties' general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund's custodian and, with respect to those amounts which can be sold or repledged, is presented in the fund's portfolio.
Collateral pledged by the fund is segregated by the fund's custodian and identified in the fund's portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund's net position with each counterparty.
Termination events applicable to the fund may occur upon a decline in the fund's net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty's long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund's counterparties to elect early termination could impact the fund's future derivative activity.
At the close of the reporting period, the fund had a net liability position of $2,610 on open derivative contracts subject to the Master Agreements. There was no collateral posted by the fund at period end for these agreements.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund's investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund's net assets as of the close of the reporting period:
		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3
Common stocks*:
Capital goods	$617,029	$—	$—
Communication services	534,136	—	5,942
Consumer cyclicals	225,141	—	4,692
Energy	478,827	97,914	22,761
Financials	1,233,752	—	—
Technology	709,856	—	—
Transportation	—	16,748	—
Utilities and power	—	19,040	—
Total common stocks	3,798,741	133,702	33,395
Convertible bonds and notes	—	1,551,853	—
Convertible preferred stocks	—	1,328,595	—
Corporate bonds and notes	—	183,693,224	112
Senior loans	—	9,598,316	—
Warrants	4,352	—	—
Short-term investments	4,971,736	114,638	—

Totals by level	$8,774,829	$196,420,328	$33,507

		Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3

Forward currency contracts	$—	$24,564	$—
Credit default contracts	—	(205,177)	—

Totals by level	$—	$(180,613)	$—

* Common stock classifications are presented at the sector level, which may differ from the fund's portfolio presentation.

During the reporting period, transfers within the fair value hierarchy, if any, did not represent, in the aggregate, more than 1% of the fund's net assets measured as of the end of the period. Transfers are accounted for using the end of period pricing valuation method.
At the start and close of the reporting period, Level 3 investments in securities represented less than 1% of the fund's net assets and were not considered a significant portion of the fund's portfolio.
Fair Value of Derivative Instruments as of the close of the reporting period
	Asset derivatives	Liability derivatives

Derivatives not accounted for as hedging instruments under ASC 815	Fair value	Fair value
Credit contracts	$—	$205,177
Foreign exchange contracts	27,174	2,610
Equity contracts	4,352	—

Total	$31,526	$207,787

The volume of activity for the reporting period for any derivative type that was held at the close of the period is listed below and was based on an average of the holdings of that derivative at the end of each fiscal quarter in the reporting period:
Forward currency contracts (contract amount)		$1,400,000
Centrally cleared credit default contracts (notional)		$3,400,000
Warrants (number of warrants)		9,000

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Variable Trust

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: May 29, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: May 29, 2018

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Financial Officer Date: May 29, 2018